Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds II
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
AMG Managers Intermediate Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMG Managers Intermediate Duration Government Fund (formerly Managers Intermediate Duration Government Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AMG Managers Intermediate Duration Government Fund’s (the “Fund” or “Intermediate Duration Government Fund”) investment objective is to provide investors with a total return in excess of the total return of the major market indices for mortgage-backed securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses would have been 0.24%.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities) issued by the U.S. Government or its agencies and instrumentalities and synthetic instruments or derivatives having economic characteristics similar to such debt securities.

The Fund seeks to achieve its objective by typically seeking to match the duration, or interest rate risk, of a portfolio that invests exclusively in mortgage-backed securities, as weighted in the major market indices for mortgage-backed securities. These indices currently include the Citigroup Mortgage Index and the Barclays Capital Mortgage Index, each of which includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The duration of these indices is generally similar to that of intermediate-term U.S. Treasury notes, and typically will range between three and five years.

The Fund will seek to minimize credit risk by investing in securities of the highest credit quality. In addition, as a matter of fundamental policy, the Fund will limit purchases to securities from the following classes of assets: securities issued directly or guaranteed by the U.S. Government or its agencies or instrumentalities; mortgage-backed securities rated AAA by Standard & Poor’s Ratings Services (“S&P”) or Aaa by Moody’s Investors Service, Inc. (“Moody’s”); securities fully collateralized by assets in either of the above classes; assets which would qualify as liquidity items under federal regulations (which may change from time to time) if held by a commercial bank or savings institution; and hedge instruments and stripped mortgage-backed securities, which are typically used for risk management purposes.

The Fund typically employs hedging techniques, such as interest rate futures, options, caps, floors and swaps, which are designed to reduce the interest rate risk of its fixed income securities. The Fund generally manages its fixed-income portfolio effective duration to approximate that of the Citigroup Mortgage Index. The Fund may employ leverage by using reverse repurchase agreements, dollar rolls and other borrowings, and through the use of when-issued, delayed-delivery or forward commitment transactions, or other derivatives.

		The Fund will not purchase a put or call option on U.S. Government securities or mortgage-backed securities if, as a result of such purchase, more than 10% of its total assets would be invested in such options. The Fund will engage in over-the-counter option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. The Fund will only sell options that are covered.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Asset-Backed and Mortgage-Backed Securities Risk—asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Basis Risk—changes in the value of a hedge transaction may not completely offset changes in the value of the assets and liabilities being hedged.

Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Hedging Risk—there is no guarantee that hedging strategies will be successful.

Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

		U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”) are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index and an additional index that more appropriately reflects the Fund’s investments. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index and an additional index that more appropriately reflects the Fund’s investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/13
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4.50% (3rd Quarter 2009) Worst Quarter: -2.07% (2nd Quarter 2013)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
AMG Managers Intermediate Duration Government Fund | AMG Managers Intermediate Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[3]
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	297
5 Years	rr_ExpenseExampleYear05	517
10 Years	rr_ExpenseExampleYear10	$ 1,152
2004	rr_AnnualReturn2004	3.95%
2005	rr_AnnualReturn2005	1.74%
2006	rr_AnnualReturn2006	4.64%
2007	rr_AnnualReturn2007	6.35%
2009	rr_AnnualReturn2008	0.85%
2009	rr_AnnualReturn2009	12.40%
2010	rr_AnnualReturn2010	7.30%
2011	rr_AnnualReturn2011	5.88%
2012	rr_AnnualReturn2012	3.06%
2013	rr_AnnualReturn2013	(1.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.07%)
1 Year	rr_AverageAnnualReturnYear01	(1.15%)
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	4.44%
AMG Managers Intermediate Duration Government Fund | Return After Taxes on Distributions | AMG Managers Intermediate Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.94%)
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	2.90%
AMG Managers Intermediate Duration Government Fund | Return After Taxes on Distributions and Sale of Fund Shares | AMG Managers Intermediate Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.63%)
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	2.90%
AMG Managers Intermediate Duration Government Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
AMG Managers Intermediate Duration Government Fund | Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.52%)
5 Years	rr_AverageAnnualReturnYear05	3.70%
10 Years	rr_AverageAnnualReturnYear10	4.65%

[1]	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses would have been 0.24%.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the Investment Manager with respect to periods prior to the date of such termination.